Earnings per share	12 Months Ended
Mar. 31, 2021
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Earnings per share
26. Earnings per share
The following table sets forth the computation of basic and diluted earnings per share:

	Year ended March 31,
	2021	2020	2019
Numerator:
Profit after tax	$102,617	$116,769	$105,433
Denominator:
Basic weighted average ordinary shares outstanding	49,765,672	49,726,636	50,139,389
Dilutive impact of equivalent share-based options and RSUs	2,343,077	2,310,304	2,138,724
Diluted weighted average ordinary shares outstanding	52,108,749	52,036,940	52,278,113
The computation of earnings per ordinary share (“EPS”) was determined by dividing profit by the weighted average ordinary shares outstanding during the respective periods.
The Company excluded from the calculation of diluted EPS options and RSUs to purchase 4,995, 3,365 and 33,025 shares for the year ended March 31, 2021, 2020 and 2019, respectively, because their effect will be anti-dilutive.